COMMITMENTS AND CONTINGENCIES - Narrative (Details)			12 Months Ended
	Dec. 08, 2021 USD ($) shares	Jun. 13, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) commitment_period	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 01, 2021 USD ($)
Loss Contingencies [Line Items]
Operating lease rent expense			$ 3,323,677	$ 3,202,308	$ 3,004,423
Loss contingency, estimate of possible loss			1,348,904	$ 1,348,904
Number of shares issued (in shares) | shares	3,250,000	3,250,000
Share price (in dollars per share) | $ / shares		$ 10.00
Amount due	$ 15,000,000
Palantir Technologies Inc
Loss Contingencies [Line Items]
Master Subscription Agreement, contractual amount	$ 20,000,000	$ 20,000,000
Service agreements, term (years)		5 years
Prepayment of Master Subscription Agreement			$ 4,000,000
Google LLC | Google Cloud Platform
Loss Contingencies [Line Items]
Number of commitment periods | commitment_period			3
Term of other commitment			12 months
Commitment first year			$ 2,000,000
Commitment second year						$ 4,500,000
Commitment third year						$ 8,500,000
Other commitment			$ 15,000,000
Private Placement | Palantir Technologies Inc | Common Class A
Loss Contingencies [Line Items]
Number of shares issued (in shares) | shares		2,000,000
Share price (in dollars per share) | $ / shares		$ 10.00
Aggregate consideration		$ 20,000,000